Other Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Other Operating Expenses [Abstract]
Schedule of Other Operating Expenses
	December 31, 2021	December 31, 2022	December 31, 2023
	RM	RM	RM	USD
Regulatory compliance and statutory cost	130,100	326,926	160,920	35,064
Regulatory consultancy fee	159,943	149,757	-	-
Cost incurred to obtain license	968,530	134,434	140,128	30,534
Impairment of goodwill on consolidation	282,963	-	-	-
Bad debt written off	123,502	-	814,189	177,410
Bank charges	35,323	29,578	85,354	18,598
Entertainment	-	369,969	933,865	203,487
Event fees	-	16,677	1,135,442	247,411
Foreign exchange loss, net	1,002	115,973	1,251,239	272,643
Loss on disposal of property and equipment	-	29,267	-	-
Marketing expenses	339,875	363,107	1,566,434	341,323
Software and website usage fee	275,600	97,221	61,622	13,427
Staff welfare	-	448,358	877,423	191,190
Office expenses	197,206	326,041	1,554,652	338,755
Preliminary expenses written off	11,692	11,264	-	-
Property and equipment written off	-	12	-	-
Recruitment fees	84,202	96,470	137,192	29,894
Travelling expenses	102,605	524,295	1,428,044	311,168
Upkeep of office equipment	-	360,480	192,630	41,974
Net investment loss (1)	285,260	634,642	-	-
Total	2,997,803	4,034,471	10,339,134	2,252,878
(1)	Net investment loss is derived from the total net loss incurred from the trading of shares on recognized stock exchanges during the financial year.